Fair Value Measurement (Details) - Schedule of financial instruments - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Carrying Amount [Member]
Subordinated Borrowing [Line Items]
Term Loan	$ (90,613)	$ (88,731)
Delayed Draw Term Loan	(17,365)	(17,000)
Promissory notes	(4,238)	(4,600)
Fair Value [Member]
Subordinated Borrowing [Line Items]
Term Loan	(96,220)	(100,560)
Delayed Draw Term Loan	(18,465)	(19,320)
Promissory notes	$ (4,194)	$ (4,600)